Shareholder Report, Average Annual Return (Details) 190406_GuidePath Conservative Income Fund_Institutional Shares_TSR Annual {Institutional Shares}	12 Months Ended	60 Months Ended	95 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Institutional Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GuidePath Conservative Income Fund
Average Annual Return, Percent	2.89%	2.33%	1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.35%	0.31%	2.04%
Bloomberg US Treasury 1-3 Years Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Treasury 1-3 Years Index
Average Annual Return, Percent	3.77%	1.82%	2.23%